Investment in marketable securities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	$ 110,277	$ 110,305
Unrealized gains	175	76
Unrealized losses	(119)	(17)
Fair Value	110,333	110,364
Amortized Cost
Due within one year	96,225
Due after one year through two years	14,052
Total	110,277
Fair Value
Due within one year	96,337
Due after one year through two years	13,996
Total	110,333
U.S. treasury bonds
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	75,509	75,340
Unrealized gains	175	76
Fair Value	75,684	75,416
Corporate bonds
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	34,768	34,965
Unrealized losses	(119)	(17)
Fair Value	$ 34,649	$ 34,948